CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues	$ 12,451,126	$ 20,149,953
Cost of revenues	(6,069,788)	(10,332,829)
Gross profit	6,381,338	9,817,124
Operating expenses:
Selling and marketing expenses	(5,186,741)	(4,379,024)
Research and development expenses	(4,084,917)	(2,165,705)
General and administrative expenses	(4,619,965)	(3,307,565)
Total operating expenses	(13,891,623)	(9,852,294)
Government grants	73,825	31,206
Operating loss	(7,436,460)	(3,964)
Changes in fair value of financial instruments	106,289	(416,109)
Gain on extinguishment of convertible debts		247,283
Interest expenses	(75,149)	(115,156)
Interest income	67,190	81,003
Loss before income taxes	(7,338,130)	(206,943)
Income tax expense	0	(11,298)
Net loss	(7,338,130)	(218,241)
Accretion of redeemable preference shares to redemption value		(740,851)
Net loss attributable to ordinary shareholders	(7,338,130)	(959,092)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income taxes	(52,090)	33,689
Comprehensive loss	$ (7,390,220)	$ (184,552)
Loss per ordinary share-Basic		$ (0.001)
Loss per ordinary share-Diluted		$ (0.001)
Weighted average number of ordinary shares-Basic	2,544,609,189	806,200,500
Weighted average number of ordinary shares-Diluted	2,544,609,189	806,200,500
Class A and Class B Ordinary Shares
Other comprehensive income (loss)
Loss per ordinary share-Basic	$ (0.003)
Loss per ordinary share-Diluted	$ (0.003)
Weighted average number of ordinary shares-Basic	2,544,609,189
Weighted average number of ordinary shares-Diluted	2,544,609,189